Principal accounting policies (Narrative) (Details) $ in Millions	Dec. 31, 2021 USD ($)
Asset Pledged as Collateral with Right [Member]
Value of land use right pledged for loans from bank	$ 256.1
Other Noncurrent Liabilities [Member]
Amount of loans borrowed from banks	$ 7.4